UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number 811-09891

                    DREYFUS PREMIER OPPORTUNITY FUNDS
                    -  DREYFUS PREMIER HEALTH CARE FUND
                    -  DREYFUS PREMIER NEXTECH FUND
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 922-6000

Date of fiscal year end:  04/30

Date of reporting period:  10/31/03



(PAGE)




ITEM 1.      REPORTS TO STOCKHOLDERS.

      Dreyfus Premier NexTech Fund

      SEMIANNUAL REPORT October 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             9   Statement of Assets and Liabilities

                            10   Statement of Operations

                            11   Statement of Changes in Net Assets

                            13   Financial Highlights

                            17   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                Dreyfus Premier
                                                                   NexTech Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier NexTech Fund covers the six-month period from May 1, 2003, through October 31, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund' s primary portfolio manager, Mark Herskovitz.

Recent estimates of greater than expected U.S. Gross Domestic Product annualized growth during the third quarter of 2003 suggest that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. As a result, stocks rallied over the reporting period, posting gains in virtually every market sector and capitalization range.

We have seen strong quarters before, only to be disappointed when growth proved unsustainable. Based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest investments that are right for your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

November 17, 2003




DISCUSSION OF FUND PERFORMANCE

Mark Herskovitz, Primary Portfolio Manager

How did Dreyfus Premier NexTech Fund perform relative to its benchmark?

For the six-month period ended October 31, 2003, the fund produced total returns of 39.31% for Class A shares, 38.38% for Class B shares, 38.38% for Class C shares and 38.54% for Class T shares.(1) In comparison, the fund's benchmark, the NASDAQ Composite Index, produced a 32.28% total return for the same period.(2)

Stocks generally benefited during the reporting period from improving investor sentiment as the U.S. economy gained momentum. Smaller, more speculative technology companies produced particularly strong returns as investors turned to growth-oriented stocks that had been severely beaten down during the three-year bear market. The fund outperformed its benchmark, primarily because of its focus on technology companies; while technology comprises only about 50% of the NASDAQ Composite Index.

What is the fund's investment approach?

Since its inception, the fund has pursued capital appreciation by investing at least 80% of its assets in the stocks of growth companies with the potential to
become   leading   producers  or  beneficiaries  of  technological  innovation.

At a shareholder meeting held on November 19, 2003, fund shareholders approved a merger of the fund into Dreyfus Premier Technology Growth Fund. It is anticipated that the merger will be consummated on or about December 17, 2003. This report provides investors with information covering the fund's final reporting period.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What factors influenced the fund's performance?

At the start of the reporting period, the end of major combat operations in Iraq had already begun to lift a veil of uncertainty from the U.S. economy, while investors turned their attention to companies they believed were likely to benefit from stronger economic growth. As investors' appetite for risk increased, early-stage technology stocks ranked among the market's strongest performers, especially those that had declined sharply during the bear market that began in mid-2000.

The fund' s performance received particularly strong contributions from telecommunications equipment companies, including wireless communications equipment provider UTStarcom, fiber-optics producer Corning, power-amplifier provider Powerwave Technologies and telephony software developer Inter-Tel. In addition, a number of semiconductor equipment manufacturers such as ASML Holding, Novellus Systems and KLA Tencor benefited from greater demand from chip makers whose products were seeing strong demand from wireless products and personal computers. Gains among the fund's software stocks were led by LINUX developer Red Hat, anti-virus leader Symantec and enterprise solutions provider Manhattan Associates.

While the fund did not own some technology-related stocks within the NASDAQ Composite Index that performed well, including a number of contract manufacturers and biotechnology companies, the fund' s performance received strong returns from other individual stocks, such as Internet access provider United Online and search engine Ask Jeeves.


What is the fund's current strategy?

Since the shareholder meeting, we have remained optimistic about the growth prospects of early-stage technology companies in a stronger economy, and we have continued to attempt to identify and invest early in companies that, in our view, are likely to produce innovations that will drive tomorrow's technological advances. We also have positioned the portfolio in anticipation of consummating the merger with Dreyfus Premier Technology Growth Fund.

November 17, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGES IN THE CASE OF CLASS A AND CLASS T SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: BLOOMBERG L.P. -- DOES NOT REFLECT THE REINVESTMENT OF DIVIDENDS OR WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE NASDAQ COMPOSITE INDEX MEASURES THE MARKET VALUE OF ALL THE DOMESTIC AND FOREIGN COMMON STOCKS LISTED ON THE NASDAQ STOCK MARKET. PRICE CHANGES IN EACH SECURITY AFFECT EITHER A RISE OR FALL IN THE INDEX, IN PROPORTION TO THE SECURITY'S MARKET VALUE. THE MARKET VALUE -- THE LAST SALE PRICE MULTIPLIED BY TOTAL SHARES OUTSTANDING -- IS CALCULATED CONTINUALLY THROUGHOUT THE DAY. THE INDEX INCLUDES THE SECURITIES OF MORE THAN 4,000 COMPANIES REPRESENTING A WIDE ARRAY OF INDUSTRIES.

                                                             The Fund


STATEMENT OF INVESTMENTS

October 31, 2003 (Unaudited)

STATEMENT OF INVESTMENTS

COMMON STOCKS--87.8%                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

DATA STORAGE--12.3%

Emulex                                                                                           73,500  (a)           2,081,520

Maxtor                                                                                          105,000  (a)           1,435,350

Network Appliance                                                                                84,000  (a)           2,073,120

QLogic                                                                                           31,500  (a)           1,765,575

                                                                                                                       7,355,565

HARDWARE--2.6%

Power Integrations                                                                               45,000  (a)           1,566,900

HEALTH CARE--9.8%

Amgen                                                                                            28,500  (a)           1,760,160

Columbia Laboratories                                                                            55,000  (a)             581,900

Gen-Probe                                                                                        31,500  (a)             843,255

Teva Pharmaceutical Industries, ADR                                                              28,500                1,621,365

Visx                                                                                             42,000  (a)           1,018,920

                                                                                                                       5,825,600

INTERNET--6.1%

Ask Jeeves                                                                                       90,000  (a)           1,724,400

eBay                                                                                             22,000  (a)           1,230,680

University Of Phoenix Online                                                                     10,000  (a)             687,600

                                                                                                                       3,642,680

SEMICONDUCTORS--16.6%

Agere Systems, Cl. A                                                                            347,500  (a)           1,209,300

ATI Technologies                                                                                105,000  (a)           1,502,550

Cirrus Logic                                                                                    155,000  (a)           1,264,800

Integrated Device Technology                                                                     68,500  (a)           1,075,450

Microchip Technology                                                                             79,000                2,584,090

Siliconware Precision Industries, ADR                                                           225,000  (a,b)         1,111,500

Skyworks Solutions                                                                              131,500  (a)           1,128,270

                                                                                                                       9,875,960

SEMICONDUCTOR EQUIPMENT--11.0%

ASM Lithography Holding                                                                         116,000  (a)           2,035,800

Asyst Technologies                                                                               53,000  (a)             988,450

KLA-Tencor                                                                                       33,500  (a)           1,920,555

Novellus Systems                                                                                 39,500  (a)           1,630,955

                                                                                                                       6,575,760

SOFTWARE--15.2%

BEA Systems                                                                                     137,000  (a,b)         1,904,300

Cognos                                                                                           52,500  (a)           1,809,675


COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SOFTWARE (CONTINUED)

Red Hat                                                                                         158,000  (a)           2,376,320

SonicWALL                                                                                       105,000  (a)             850,500

Symantec                                                                                         31,500  (a)           2,099,475

                                                                                                                       9,040,270

TELECOMMUNICATION EQUIPMENT--14.2%

Comverse Technology                                                                              85,000  (a)           1,533,400

Corning                                                                                         168,500  (a,b)         1,850,130

Garmin                                                                                           20,000                1,000,600

Inter-Tel                                                                                        84,000                2,115,960

UTStarcom                                                                                        63,000  (a,b)         1,984,500

                                                                                                                       8,484,590

TOTAL COMMON STOCKS

   (cost $35,703,855)                                                                                                 52,367,325
------------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS--2.9%
------------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT;

AXSUN Technologies Ser. C, Conv.

   (cost $5,000,000)                                                                            428,449  (a,f)         1,713,796
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Principal
CORPORATE BONDS--.5%                                                                         Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT;

Kestrel Solutions, Conv.Sub.Notes,

5.50%, 7/15/2005

   (cost $4,000,000)                                                                          4,000,000  (c,d,e)         340,000
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--6.9%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS:

..84%, 11/6/2003                                                                                 744,000                  743,940

..84%, 11/20/2003                                                                              1,903,000                1,902,182

..92%, 11/28/2003                                                                              1,328,000                1,327,137

..87%, 1/8/2004                                                                                  150,000                  149,756

TOTAL SHORT-TERM INVESTMENTS

   (cost $4,122,823)                                                                                                   4,123,015

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

INVESTMENTS OF CASH COLLATERAL
   FOR SECURITIES LOANED--9.2%                                                                   Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REGISTERED INVESTMENT COMPANY;

Dreyfus Institutional Preferred Money Market Fund

   (cost $5,482,395)                                                                          5,482,395                5,482,395
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $54,309,073)                                                             107.3%               64,026,531

LIABILITIES, LESS CASH AND RECEIVABLES                                                           (7.3%)              (4,375,886)

NET ASSETS                                                                                       100.0%               59,650,645

(A) NON-INCOME PRODUCING.

(B) A PORTION OF THESE SECURITIES ARE ON LOAN. AT OCTOBER 31, 2003, THE TOTAL MARKET VALUE OF THE FUND'S SECURITIES ON LOAN IS $5,218,799 AND THE TOTAL MARKET VALUE OF THE COLLATERAL HELD BY THE FUND IS $5,482,395.

(C) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1993. THIS SECURITY MAY BE SOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBERL 31, 2003, THIS SECURITY AMOUNTED TO $340,000 OR .5% OF NET ASSETS.

(D)  NON-INCOME PRODUCING--SECURITY IN DEFAULT.

(E) THE VALUATION OF THIS SECURITY HAS BEEN DETERMINED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF TRUSTEES.

(F)  SECURITY RESTRICTED TO PUBLIC RESALE:

                                                    Acquisition      Purchase                Net
Issuer                                                 Date          Price ($)               Assets (%)       Valuation ($)((+))
-----------------------------------------------------------------------------------------------------------------------------------

AXSUN Technologies
     Ser.C,Conv.                                    1/3/2001            $11.67               2.9%             $4.00 per share


* THE VALUATION OF THIS SECURITY HAS BEEN DETERMINED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF TRUSTEES.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)

                                                          Cost          Value
-------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments

   (including securities on loan,
        valued at $5,218,799)--Note 1(c)               54,309,073   64,026,531

Cash                                                                   153,954

Receivable for investment securities sold                            1,324,231

Interest receivable                                                        452

Receivable for shares of Beneficial Interest subscribed                    388

Prepaid expenses                                                         6,944

                                                                    65,512,500
-------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                          179,909

Liability for securities on loan--Note 1(c)                          5,482,395

Payable for shares of Beneficial Interest redeemed                     101,870

Accrued expenses                                                        97,681

                                                                     5,861,855
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      59,650,645
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                    321,721,981

Accumulated investment (loss)--net                                    (572,449)

Accumulated net realized gain (loss) on investments               (271,216,345)

Accumulated net unrealized appreciation (depreciation)
  on investments                                                      9,717,458
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       59,650,645

NET ASSET VALUE PER SHARE


                                                            Class A              Class B              Class C        Class T
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                           19,977,364            28,899,555            9,366,543      1,407,183

Shares Outstanding                                        4,950,074             7,354,369            2,385,845        352,299
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                  4.04                 3.93                  3.93           3.99

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

Interest Income                                                         16,915

Cash dividends                                                          13,262

Income from securities lending                                           8,993

TOTAL INCOME                                                            39,170

EXPENSES:

Management fee--Note 3(a):

  Basic fee                                                            417,650

  Performance adjustment                                             (278,433)

Shareholder servicing costs--Note 3(c)                                 227,063

Distribution fees--Note 3(b)                                           135,694

Prospectus and shareholders' reports                                    62,313

Registration fees                                                       34,672

Professional fees                                                        4,262

Custodian fees--Note 3(c)                                                3,462

Trustees' fees and expenses--Note 3(d)                                   1,259

Miscellaneous                                                            3,677

TOTAL EXPENSES                                                         611,619

INVESTMENT (LOSS)--NET                                               (572,449)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments:

  Long transactions                                                  2,409,599

  Short sale transactions                                             (99,739)

NET REALIZED GAIN (LOSS)                                             2,309,860

Net unrealized appreciation (depreciation) on investments           16,006,320

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              18,316,180

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                17,743,731

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment (loss)--net                          (572,449)          (1,053,945)

Net realized gain (loss) on investments        2,309,860          (21,738,524)

Net unrealized appreciation
   (depreciation) on investments              16,006,320           (3,349,386)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  17,743,731          (26,141,855)
-------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                  1,034,109           3,406,467

Class B shares                                    199,424           1,094,170

Class C shares                                    119,234             499,800

Class T shares                                      4,008              10,971

Cost of shares redeemed:

Class A shares                                (2,396,100)          (9,285,458)

Class B shares                                (2,258,407)          (8,106,867)

Class C shares                                (1,088,149)          (3,360,640)

Class T shares                                  (199,014)            (448,310)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS           (4,584,895)         (16,189,867)

TOTAL INCREASE (DECREASE) IN NET ASSETS       13,158,836          (42,331,722)
-------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            46,491,809           88,823,531

END OF PERIOD                                  59,650,645           46,491,809

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)       April 30, 2003
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A

Shares sold                                       300,226           1,041,274

Shares redeemed                                  (663,720)         (2,972,415)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (363,494)         (1,931,141)
--------------------------------------------------------------------------------

CLASS B

Shares sold                                        59,291             377,786

Shares redeemed                                  (641,479)         (2,738,423)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   (582,188)          (2,360,637)
--------------------------------------------------------------------------------

CLASS C

Shares sold                                        35,599             170,935

Shares redeemed                                  (312,220)         (1,089,737)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (276,621)           (918,802)
--------------------------------------------------------------------------------

CLASS T

Shares sold                                         1,108               3,764

Shares redeemed                                   (56,254)           (153,303)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (55,146)           (149,539)

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                Six Months Ended
                                                                October 31, 2003                     Year Ended April 30,
                                                                                           -------------------------------------
CLASS A SHARES                                                        (Unaudited)          2003          2002         2001(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                        2.89          4.14            5.94        12.50

Investment Operations:

Investment (loss)--net(b)                                                   (.03)         (.04)           (.05)        (.06)

Net realized and unrealized
   gain (loss) on investments                                               1.18         (1.21)          (1.75)       (6.50)

Total from Investment Operations                                            1.15         (1.25)          (1.80)       (6.56)

Net asset value, end of period                                              4.04          2.89            4.14         5.94
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                                     39.31(d)        (29.95)         (30.19)      (52.56)(d)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses to
   average net assets                                                     .85(d)          1.86            1.61         1.72(d)

Ratio of interest expense and dividends on
   securities sold short to average net assets                               --            .00(e)          .00(e)       --

Ratio of net investment (loss)
   to average net assets                                                (.78)(d)         (1.42)           (.99)       (.62)(d)

Portfolio Turnover Rate                                                 43.87(d)        100.86          117.64       374.55(d)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                    19,977         15,368          29,962       64,380

(A) FROM JUNE 26, 2000 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2001.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

(E) AMOUNT REPRESENTS LESS THAN .01%.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      Six Months Ended                  Year Ended April 30,
                                                      October 31, 2003        ------------------------------------
CLASS B SHARES                                             (Unaudited)         2003            2002          2001(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                              2.83         4.08            5.89           12.50

Investment Operations:

Investment (loss)--net(b)                                         (.04)       (.06)           (.08)           (.13)

Net realized and unrealized
   gain (loss) on investments                                     1.14       (1.19)          (1.73)          (6.48)

Total from Investment Operations                                  1.10       (1.25)          (1.81)          (6.61)

Net asset value, end of period                                    3.93        2.83            4.08            5.89
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                              38.38(d)     (30.39)       (30.73)         (52.88)(d)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses to
   average net assets                                             1.23(d)       2.64            2.35           2.37(d)

Ratio of interest expense and dividends on
   securities sold short to average net assets                     --            .00(e)          .00(e)         --

Ratio of net investment (loss)
   to average net assets                                        (1.16)(d)       (2.20)          (1.73)       (1.28)(d)

Portfolio Turnover Rate                                          43.87(d)      100.86          117.64        374.55(d)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                           28,900         22,434          41,969        71,381

(A) FROM JUNE 26, 2000 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2001.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

(E) AMOUNT REPRESENTS LESS THAN .01%.

SEE NOTES TO FINANCIAL STATEMENTS.



                                         Six Months Ended                 Year Ended April 30,
                                          October 31, 2003         ------------------------------------
CLASS C SHARES                                 (Unaudited)          2003            2002       2001(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period              2.83               4.08            5.90       12.50

Investment Operations:

Investment (loss)--net(b)                         (.04)              (.07)           (.08)       (.13)

Net realized and unrealized
   gain (loss) on investments                     1.14              (1.18)          (1.74)      (6.47)

Total from Investment Operations                  1.10              (1.25)          (1.82)      (6.60)

Net asset value, end of period                    3.93               2.83            4.08        5.90
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                              38.38(d)          (30.39)         (30.73)     (52.88)(d)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses to
   average net assets                             1.26(d)            2.72            2.36         2.37(d)

Ratio of interest expense and dividends            --                .00(e)          .00(e)        --
  on securities sold short to average
  net assets

Ratio of net investment (loss)
   to average net assets                        (1.19)(d)           (2.27)          (1.74)      (1.29)(d)

Portfolio Turnover Rate                          43.87(d)           100.86         117.64       374.55(d)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)            9,367               7,522         14,599       26,805

(A) FROM JUNE 26, 2000 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2001.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

(E) AMOUNT REPRESENTS LESS THAN .01%.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                 Six Months Ended                   Year Ended April 30,
                                                 October 31, 2003       -------------------------------------
CLASS T SHARES                                       (Unaudited)         2003            2002       2001(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                    2.87            4.12            5.93        12.50

Investment Operations:

Investment (loss)--net(b)                               (.03)           (.05)           (.06)        (.09)

Net realized and unrealized
   gain (loss) on investments                           1.15           (1.20)          (1.75)       (6.48)

Total from Investment Operations                        1.12           (1.25)          (1.81)       (6.57)

Net asset value, end of period                          3.99            2.87            4.12         5.93
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                    38.54(d)       (30.10)         (30.52)      (52.56)(d)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses to
   average net assets                                   1.02(d)         2.25            1.93          1.97(d)

Ratio of interest expense and dividends on
   securities sold short to average net assets            --            .00(e)          .00(e)         --

Ratio of net investment (loss)
   to average net assets                               (.95)(d)       (1.79)          (1.32)        (.88)(d)

Portfolio Turnover Rate                                43.87(d)      100.86          117.64        374.55(d)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                  1,407         1,168           2,293          3,775

(A) FROM JUNE 26, 2000 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2001.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

(E) AMOUNT REPRESENTS LESS THAN .01%.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier NexTech Fund (the "fund") is a separate non-diversified series of Dreyfus Premier Opportunity Funds, (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering five series including the fund. The fund's investment objective is capital appreciation. The Dreyfus Corporation (the "Manager") serves as the fund' s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. Effective April 10, 2003, all classes of the fund were closed to new investors.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. The fund prices securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities
transactions    are    recorded    on    the    identified    cost    basis.

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. The fund receives net earnings credits based on available cash balances left on deposit.

The fund may lend securities to qualified institutions. At origination, all loans are secured by cash collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund's Statement of Investments. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund has an unused capital loss carryover of $273,143,290 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2003. If not applied, $10,922,215 of the carryover expires in fiscal 2009, $216,876,763 expires in fiscal 2010 and $45,344,311 expires in fiscal 2011.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2003, the fund did not borrow under the line of credit.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of 1.50% of the value of the fund's average daily net assets and is payable monthly. This fee may vary from .50% to 2.50% depending on the fund' s performance compared to the NASDAQ Composite Index

During the period ended October 31, 2003, the total annual management fee rate, including the performance adjustment was .50% of the value of the fund's average daily net assets.

During the period ended October 31, 2003, the Distributor retained $20,438 and $616 from commissions earned on sales of the fund's Class A and Class T shares, respectively, and $49,537 and $785 from contingent deferred sales charges on redemptions of the fund's Class B and Class C shares, respectively.


(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended October 31, 2003, Class B, Class C and Class T shares were charged $100,916, $33,095 and $1,683, respectively, pursuant to the Plan.

Subsequent to the close of the fund's semi-annual reporting period on October 31, 2003, the Manager was named in a lawsuit filed in the United States District Court for the Southern District of New York which seeks relief on behalf of the fund and various other funds managed by the Manager. The complaint alleges, in substance, that the Manager breached its fiduciary duty to fund shareholders by continuing to charge 12b-1 fees after the Manager closed the funds to new investors, and seeks to recover those 12b-1 fees. The Manager believes that the lawsuit is without merit and intends to fight it.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period October 31, 2003, Class A, Class B, Class C and

                                                                      The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

Class T shares were charged $23,255, $33,639, $11,031 and $1,683, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2003, the fund was charged $82,581 pursuant to the transfer agency agreement.

The fund compensates Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2003, the fund was charged $3,462 pursuant to the custody agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4--Securities Transactions:

The following summarizes the amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, during the period ended October 31, 2003:

                                          Purchases                Sales
--------------------------------------------------------------------------------

Long transactions                        22,083,054           26,916,258

Short sale transactions                   1,418,215            1,318,475

     TOTAL                               23,501,269           28,234,733

The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund would realize a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily, a segregated account with a broker or custodian, of permissible liquid assets sufficient to cover its short position. At October 31, 2003, there were no securities sold short outstanding.


At October 31, 2003, accumulated net unrealized appreciation on investments was $9,717,458, consisting of $17,054,613 gross unrealized appreciation and $7,337,155 gross unrealized depreciation.

At October 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5--Subsequent Event:

The Company' s Board, at its Board meeting held on April 10, 2003, approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the "Plan") between the Company, on behalf of the fund, and Dreyfus Growth and Value Funds, Inc., on behalf of Dreyfus Premier Technology Growth Fund (the "Acquiring Fund"). The Plan provides for the transfer of the fund's assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the fund's stated liabilities, the distribution of shares of the Acquiring Fund to fund shareholders and the subsequent termination of the fund (the "Reorganization"). Holders of fund shares as of July 7, 2003 approved the Plan on behalf of the fund at a special meeting of shareholders held on November 19, 2003. The Reorganization occurred on December 17, 2003. In anticipation of the Reorganization, the fund was closed to any investments for new accounts as of the close of business on April 10, 2003. Subsequent investments in fund shares on behalf of existing shareholder accounts will be permitted up until the time of the Reorganization.

                                                             The Fund

NOTES

                        For More Information

                        Dreyfus Premier
                        NexTech Fund
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC's website at http://www.sec.gov

(c) 2003 Dreyfus Service Corporation                                  505SA1003

      Dreyfus Premier
      Health Care Fund

      SEMIANNUAL REPORT October 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             9   Statement of Assets and Liabilities

                            10   Statement of Operations

                            11   Statement of Changes in Net Assets

                            13   Financial Highlights

                            18   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                Dreyfus Premier
                                                               Health Care Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier Health Care Fund covers the six-month period from May 1, 2003, through October 31, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Matthew Jenkin.

Recent estimates of greater than expected U.S. Gross Domestic Product annualized growth during the third quarter of 2003 suggest that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. As a result, stocks rallied over the reporting period, posting gains in virtually every market sector and capitalization range.

We have seen strong quarters before, only to be disappointed when growth proved unsustainable. Based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest investments that are right for your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

November 17, 2003




DISCUSSION OF FUND PERFORMANCE

Matthew Jenkin, Portfolio Manager

How did Dreyfus Premier Health Care Fund perform relative to its benchmark?

For the six-month period ended October 31, 2003, the fund produced total returns of 15.73% for Class A shares, 15.31% for Class B shares, 15.21% for Class C shares, 15.70% for Class R shares and 15.28% for Class T shares.(1) In comparison, the fund' s benchmark, the Goldman Sachs Health Care Index (the " Index" ), produced an 8.39% total return, and the broader stock market, as measured by the Standard & Poor' s 500 Composite Stock Price Index ("S&P 500 Index"), provided a 15.62% total return for the same period.(2,3)

We attribute the stock market's relatively robust returns to improving investor sentiment as signs of a stronger economy emerged. Health care stocks generally lagged the averages, primarily because investors turned to more growth-oriented stocks in the early stages of an economic recovery. However, the fund's returns were higher than its benchmark and in line with the broader stock market, primarily because of its relatively light exposure to large pharmaceutical companies and successful stock selections in other areas.

What is the fund's investment approach?

The fund seeks long-term capital appreciation by investing at least 80% of its assets in the stocks of health care and health care-related companies. These companies may include, for example, companies principally engaged in: the design, manufacture or sale of products or services used for, or in connection with, health care, medicine, personal care or cosmetics; research and development of pharmaceutical products and services; the manufacture and/or distribution of biotechnological and biomedical products, including devices, instruments and drug delivery systems; and the operation of health care facilities.

In choosing stocks, we first analyze the health care sectors, focusing on trends affecting health care spending, as well as changes in government The Fun


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

regulation, technology, products and services. Based on this analysis, the fund may overweight or underweight certain health care sectors. Using fundamental analysis, we then seek companies within these sectors that have strong industry positions in major product lines, attractive valuations and the potential to achieve predictable, above-average earnings or revenue growth.

What other factors influenced the fund's performance?

The fund and stock market were positively influenced by improving investor sentiment as geopolitical tensions waned, lifting a veil of uncertainty from the U.S. and global economies. As a result, after approximately three years of generally declining stock prices, the market began to rally during the spring of 2003.

Although health care stocks participated in the rally, as a whole they lagged the averages. Earnings growth rates of health care stocks tend to be relatively moderate, consistent and insensitive to the fluctuations of economic cycles, and most health care companies are considered defensive investments. Typically, more growth-oriented companies assume market leadership during the early stages of an economic rebound.

Nonetheless, the fund achieved returns that were in line with the S&P 500 Index, primarily because of our sector allocation and security selection strategies. Most notably, we maintained relatively light exposure to large pharmaceutical companies, which were hurt during the reporting period by ongoing concerns regarding potential government regulation and price controls, imports of lower-cost drugs from Canada and a slowdown in prescription writing. We also generally avoided stocks of hospital management companies, whose earnings were adversely affected by lower admission volumes. Nonetheless, the fund's hospital stocks outperformed the benchmark's hospital management sector because of strong returns from individual companies, such as Province Healthcare, and the timely sale of one of the area's hardest-hit stocks, HCA Inc.

The fund' s relatively heavy exposure to nursing homes, such as Beverly Enterprises and Genesis Health Ventures, boosted the fund's relative performance when more favorable Medicare reimbursement rates helped these stocks rebound
from    depressed    price    levels.    In    addition,

biotechnology stocks contributed positively to the fund's performance as faster approvals by the U.S. Food and Drug Administration of genetically engineered cancer drugs enhanced their earnings prospects. Many of the fund's biotechnology holdings -- including Genentech, Amgen and Celgene -- benefited from these developments.

What is the fund's current strategy?

Because they offer attractive dividend yields and have declined to prices that we consider attractive values, we recently raised the fund's exposure to pharmaceutical companies to a level that is in line with their representation in the fund' s benchmark. At the same time, we have reduced the fund's holdings of managed care companies after several years of relatively strong performance. We also have moved to a more benchmark-neutral position among biotechnology companies to place greater emphasis on our stock selection strategy within the sector. For example, recent biotechnology additions Vicuron Pharmaceuticals, Telik and Cypress Bioscience have new products under development that, in our view, could improve their earnings and stock prices in the long term. However, we have maintained the fund' s underweighted position in the stocks of drug distributors because of pricing and earnings pressures.

November 17, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGES IN THE CASE OF CLASS A AND CLASS T SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURN FIGURES PROVIDED REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN AGREEMENT IN EFFECT THROUGH APRIL 30, 2004, AT WHICH TIME IT MAY BE EXTENDED, TERMINATED OR MODIFIED. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

(2) SOURCE: GOLDMAN SACHS & CO. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE GOLDMAN SACHS HEALTH CARE INDEX IS A CAPITALIZATION-WEIGHTED INDEX DESIGNED AS A BENCHMARK FOR U.S.-TRADED SECURITIES IN THE HEALTH CARE SECTOR. THE INDEX INCLUDES COMPANIES IN THE FOLLOWING CATEGORIES: PROVIDERS OF HEALTH CARE-RELATED SERVICES, RESEARCHERS, MANUFACTURERS AND DISTRIBUTORS OF PHARMACEUTICALS, DRUGS AND RELATED SCIENCES, MEDICAL SUPPLIES, INSTRUMENTS AND PRODUCTS. TOTAL RETURNS ARE CALCULATED ON A MONTH-END BASIS.

(3) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE.

                                                             The Fund

STATEMENT OF INVESTMENTS

October 31, 2003 (Unaudited)

STATEMENT OF INVESTMENTS

COMMON STOCKS--93.5%                                                                                 Shares            Value ($)
------------------------------------------------------------------------------------------------------------------------------------


BIOTECHNOLOGY--14.1%

Amgen                                                                                             1,900  (a)             117,344

Genentech                                                                                           500  (a)              40,985

IDEC Pharmaceuticals                                                                                500  (a)              17,565

Inspire Pharmaceuticals                                                                           1,400  (a)              26,068

Invitrogen                                                                                          400  (a)              25,436

SICOR                                                                                               800  (a)              21,440

Specialty Laboratories                                                                            1,100  (a)              14,751

Techne                                                                                              300  (a)              10,449

Telik                                                                                             1,300  (a)              26,416

Vicuron Pharmaceuticals                                                                           1,100  (a)              20,185

                                                                                                                         320,639

DISTRIBUTION SERVICES--.7%

Fisher Scientific International                                                                     400  (a)              16,100

DIVERSIFIED MANUFACTURING--.6%

Varian                                                                                              400  (a)              14,324

EXCHANGE TRADED FUNDS--1.3%

iShares Nasdaq Biotechnology Index                                                                  400  (a)              28,396

GENERIC DRUGS--1.2%

Watson Pharmaceuticals                                                                              700  (a)              27,489

HEALTH INDUSTRY SERVICES--4.7%

Accredo Health                                                                                      400  (a)              12,784

Covance                                                                                           1,400  (a)              36,442

IDX Systems                                                                                         900  (a)              23,580

Omnicare                                                                                            500                   19,170

Pharmaceutical Product Development                                                                  500  (a)              15,035

                                                                                                                         107,011

HOSPITAL MANAGEMENT--5.5%

Beverly Enterprises                                                                               5,700  (a)              34,599

DaVita                                                                                              500  (a)              17,550

Mariner Health Care                                                                               1,900  (a)              23,503

Province Healthcare                                                                               2,400  (a)              30,816

Renal Care Group                                                                                    500  (a)              18,755

                                                                                                                         125,223

MAJOR PHARMACEUTICALS--35.6%

Abbott Laboratories                                                                               1,800                   76,716

AstraZeneca, ADR                                                                                  2,100                  100,128

Eli Lilly & Co.                                                                                   1,800                  119,916


COMMON STOCKS (CONTINUED)                                                                         Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MAJOR PHARMACEUTICALS (CONTINUED)

Johnson & Johnson                                                                                 1,500                   75,495

Merck & Co.                                                                                       1,100                   48,675

Novartis, ADR                                                                                     2,300                   88,251

Pfizer                                                                                            3,400                  107,440

Sanofi-Synthelabo, ADR                                                                            1,000                   30,900

Wyeth                                                                                             3,600                  158,904

                                                                                                                         806,425

MANAGED HEALTH CARE--8.1%

Anthem                                                                                              150  (a)              10,264

Coventry Health Care                                                                                200  (a)              10,950

PacifiCare Health Systems                                                                           400  (a)              23,800

Pharmaceutical HOLDRs Trust                                                                       1,100                   81,312

UnitedHealth Group                                                                                  800                   40,704

WellPoint Health Networks                                                                           200  (a)              17,780

                                                                                                                         184,810

MEDICAL ELECTRONICS--4.4%

Medtronic                                                                                         1,800                   82,026

TriPath Imaging                                                                                   1,900  (a)              17,860

                                                                                                                          99,886

MEDICAL SPECIALTIES--8.2%

Bard (C.R.)                                                                                         300                   24,015

Becton, Dickinson & Co.                                                                             800                   29,248

Boston Scientific                                                                                   300  (a)              20,316

Cypress Bioscience                                                                                1,800  (a)              23,796

Dade Behring Holdings                                                                               400  (a)              12,228

Guidant                                                                                             500                   25,505

St. Jude Medical                                                                                    500  (a)              29,080

VISX                                                                                                900  (a)              21,834

                                                                                                                         186,022

MEDICAL/DENTAL DISTRIBUTORS--.3%

AmerisouceBergen                                                                                    100                    5,677

MEDICAL/NURSING SERVICES--1.2%

Genesis Health Ventures                                                                           1,000  (a)              26,900

OTHER PHARMACEUTICALS--6.8%

Allergan                                                                                            800                   60,496

Angiotech Pharmaceuticals                                                                           400  (a)              18,292

Celgene                                                                                             300  (a)              12,507

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

OTHER PHARMACEUTICALS (CONTINUED)

First Horizon Pharmaceutical                                                                      1,300  (a)               9,191

Hollis-Eden Pharmaceuticals                                                                         800  (a)              14,408

K-V Pharmaceutical, Cl. A                                                                           800  (a)              19,200

Medicis Pharmaceutical, Cl. A                                                                       300                   19,005

                                                                                                                         153,099

REAL ESTATE INVESTMENT TRUSTS--.8%

Ventas                                                                                            1,000                   18,700

TOTAL COMMON STOCKS

   (cost $1,847,098)                                                                                                   2,120,701
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Principal
SHORT-TERM INVESTMENTS--13.0%                                                                Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS:

..88%, 11/20/2003                                                                               103,000                   102,956

..92%, 11/28/2003                                                                               192,000                   191,875

TOTAL SHORT-TERM INVESTMENTS

   (cost $294,819)                                                                                                       294,831
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $2,141,917)                                                              106.5%                2,415,532

LIABILITIES, LESS CASH AND RECEIVABLES                                                           (6.5%)                (147,896)

NET ASSETS                                                                                       100.0%                2,267,636

(A) NON-INCOME PRODUCING

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  2,141,917    2,415,532

Cash                                                                     37,782

Receivable for investment securities sold                                26,400

Receivable for shares of Beneficial Interest subscribed                  17,500

Dividends receivable                                                        501

Prepaid expenses                                                         50,962

Due from The Dreyfus Corporation                                          9,088

                                                                      2,557,765
--------------------------------------------------------------------------------

LIABILITIES ($):

Payable for investment securities purchased                             192,469

Accrued expenses and other liabilities                                   97,660

                                                                        290,129
--------------------------------------------------------------------------------

NET ASSETS ($)                                                        2,267,636
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                       2,247,449

Accumulated investment (loss)--net                                      (7,844)

Accumulated net realized gain (loss) on investments                   (245,584)

Accumulated net unrealized appreciation
  (depreciation) on investments                                         273,615
--------------------------------------------------------------------------------

NET ASSETS ($)                                                        2,267,636

NET ASSET VALUE PER SHARE

                                                  Class A            Class B           Class C           Class R         Class T
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                 1,977,192            206,042             76,358             3,992            4,052

Shares Outstanding                               158,689             16,652              6,173           320.046          326.855
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
   PER SHARE ($)                                   12.46              12.37             12.37              12.47            12.40

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $76 foreign taxes withheld at source)             8,385

Interest                                                                   134

TOTAL INCOME                                                             8,519

EXPENSES:

Management fee--Note 3(a)                                                8,686

Registration fees                                                       39,995

Legal fees                                                              39,518

Auditing fees                                                           18,213

Prospectus and shareholders' reports                                    11,571

Shareholder servicing costs--Note 3(c)                                   3,323

Custodian fees--Note 3(c)                                                1,686

Distribution fees--Note 3(b)                                               442

Trustees' fees and expenses--Note 3(d)                                     404

Miscellaneous                                                            4,519

TOTAL EXPENSES                                                         128,357

Less--expense reimbursement from
  The Dreyfus Corporation due to undertaking--Note 3(a)              (111,994)

NET EXPENSES                                                            16,363

INVESTMENT (LOSS)--NET                                                 (7,844)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                                165,329

Net unrealized appreciation (depreciation) on investments               94,386

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 259,715

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   251,871

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)     April 30, 2003(a)
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment (loss)--net                            (7,844)              (9,884)

Net realized gain (loss) on investments           165,329            (354,845)

Net unrealized appreciation
   (depreciation) on investments                   94,386             167,564

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      251,871            (197,165)
------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Net realized gain on investments:

Class A shares                                         --             (6,151)

Class B shares                                         --                 (4)

Class C shares                                         --                 (4)

Class R shares                                         --                 (4)

Class T shares                                         --                 (4)

TOTAL DIVIDENDS                                        --              (6,167)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                    359,421            286,592

Class B shares                                    193,413              8,236

Class C shares                                     70,101              4,856

Class R shares                                      2,750              1,000

Class T shares                                      2,588              1,191

Dividends reinvested:

Class A shares                                         --              6,053

Class B shares                                         --                  4

Class C shares                                         --                  4

Class R shares                                         --                  4

Class T shares                                         --                  4

Cost of shares redeemed:

Class A shares                                  (244,580)            (177,096)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS              383,693              130,848

TOTAL INCREASE (DECREASE) IN NET ASSETS          635,564              (72,484)
-------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                             1,632,072            1,704,556

END OF PERIOD                                   2,267,636            1,632,072

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended
                                         October 31, 2003          Year Ended
                                              (Unaudited)     April 30, 2003(a)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A

Shares sold                                        28,845              26,136

Shares issued for dividends reinvested                 --                 580

Shares redeemed                                  (19,812)             (17,361)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING       9,033                9,355
--------------------------------------------------------------------------------

CLASS B

SHARES SOLD                                        15,855                  797
--------------------------------------------------------------------------------

CLASS C

SHARES SOLD                                         5,701                  472
--------------------------------------------------------------------------------

CLASS R

SHARES SOLD                                           226                   94
--------------------------------------------------------------------------------

CLASS T

SHARES SOLD                                           215                  112

(A) THE FUND COMMENCED OFFERING FIVE CLASSES OF SHARES ON NOVEMBER 15, 2002. THE EXISTING SHARES WERE REDESIGNATED CLASS A SHARES AND THE FUND ADDED CLASS B, CLASS C, CLASS R AND CLASS T SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                        Six Months Ended
                                                                        October 31, 2003                 Year Ended April 30,
                                                                                                     ----------------------------
CLASS A SHARES                                                                (Unaudited)            2003(a)          2002(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                10.80           12.15             12.50

Investment Operations:

Investment (loss)--net(c)                                                            (.05)           (.07)             (.08)

Net realized and unrealized
   gain (loss) on investments                                                        1.71           (1.24)             (.27)

Total from Investment Operations                                                     1.66           (1.31)             (.35)

Distributions:

Dividends from net realized gain on investments                                        --            (.04)               --

Net asset value, end of period                                                      12.46           10.80              12.15
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                                    15.73(d,e)     (10.68)(d)          (2.80)(e)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                              .83(e)          1.65               1.38(e)

Ratio of net investment (loss)

   to average net assets                                                           (.38)(e)          (.63)              (.61)(e)

Decrease reflected in above expense ratios

   due to undertakings by The Dreyfus Corporation                                  5.83(e)           2.82               4.54(e)

Portfolio Turnover Rate                                                          109.77(e)         260.62             201.04(e)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                               1,977           1,616              1,705

(A)  THE FUND COMMENCED OFFERING FIVE CLASSES OF SHARES ON NOVEMBER 15, 2002.
THE EXISTING SHARES WERE REDESIGNATED CLASS A SHARES.

(B)  FROM JUNE 29, 2001 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2002.

(C)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D)  EXCLUSIVE OF SALES CHARGE.

(E)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                            Six Months Ended
                                            October 31, 2003       Year Ended
CLASS B SHARES                                    (Unaudited)  April 30, 2003(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                 10.77              10.65

Investment Operations:

Investment (loss)--net(b)                             (.10)              (.06)

Net realized and unrealized
   gain (loss) on investments                         1.70                .22

Total from Investment Operations                      1.60                .16

Distributions:

Dividends from net realized gain on investments        --                (.04)

Net asset value, end of period                       12.37              10.77
--------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                  15.31(d)           1.62(d)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets               1.21(d)           1.10(d)

Ratio of net investment (loss)
   to average net assets                             (.84)(d)          (.73)(d)

Decrease reflected in above expense ratios

   due to undertakings by The Dreyfus Corporation     5.74(d)          1.14(d)

Portfolio Turnover Rate                             109.77(d)        260.62
--------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                  206               9

(A) FROM NOVEMBER 15, 2002 (COMMENCEMENT OF INITIAL OFFERING) TO APRIL 30, 2003.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                           Six Months Ended
                                           October 31, 2003       Year Ended
CLASS C SHARES                                  (Unaudited)   April 30, 2003(a)
--------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning of period              10.77             10.65

Investment Operations:

Investment (loss)--net(b)                          (.09)             (.07)

Net realized and unrealized
   gain (loss) on investments                      1.69               .23

Total from Investment Operations                   1.60               .16

Distributions:

Dividends from net realized gain on investments     --               (.04)

Net asset value, end of period                    12.37             10.77
--------------------------------------------------------------------------------
TOTAL RETURN (%)(C)                               15.21(d)           1.62(d)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets            1.21(d)           1.10(d)

Ratio of net investment (loss)

   to average net assets                          (.82)(d)          (.68)(d)

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus              6.38(d)           1.20(d)
   Corporation

Portfolio Turnover Rate                          109.77(d)         260.62
--------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                76                 5

(A) FROM NOVEMBER 15, 2002 (COMMENCEMENT OF INITIAL OFFERING) TO APRIL 30, 2003.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                          Six Months Ended
                                          October 31, 2003       Year Ended
CLASS R SHARES                                 (Unaudited)   April 30, 2003(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period            10.82            10.65

Investment Operations:

Investment (loss)--net(b)                        (.04)            (.02)

Net realized and unrealized
   gain (loss) on investments                    1.69              .23

Total from Investment Operations                 1.65              .21

Distributions:

Dividends from net realized gain on  investments   --             (.04)

Net asset value, end of period                  12.47            10.82
--------------------------------------------------------------------------------
TOTAL RETURN (%)                                15.70(c)          2.09(c)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets           .70(c)           .64(c)

Ratio of net investment (loss)
   to average net assets                         (.34)(c)         (.20)(c)

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus             6.30(c)           1.19(c)
    Corporation

Portfolio Turnover Rate                         109.77(c)         260.62
--------------------------------------------------------------------------------
Net Assets, end of period ($ x 1,000)                4                1

(A) FROM NOVEMBER 15, 2002 (COMMENCEMENT OF INITIAL OFFERING) TO APRIL 30, 2003.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                      Six Months Ended
                                      October 31, 2003            Year Ended
CLASS T SHARES                              (Unaudited)       April 30, 2003(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period          10.80              10.65

Investment Operations:

Investment (loss)--net(b)                      (.07)              (.05)

Net realized and unrealized
   gain (loss) on investments                  1.67                .24

Total from Investment Operations               1.60                .19

Distributions:

Dividends from net realized gain on             --                (.04)
investments

Net asset value, end of period                12.40              10.80
--------------------------------------------------------------------------------
TOTAL RETURN (%)(C)                           15.28(d)            1.81(d)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets        .96(d)              .87(d)

Ratio of net investment (loss)
   to average net assets                     (.55)(d)            (.43)(d)

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus         6.27(d)             1.18(d)
   Corporation

Portfolio Turnover Rate                     109.77(d)           260.62
--------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)            4                   1

(A) FROM NOVEMBER 15, 2002 (COMMENCEMENT OF INITIAL OFFERING) TO APRIL 30, 2003.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier Health Care Fund (the "fund") is a separate non-diversified series of Dreyfus Premier Opportunity Funds (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund's investment objective is long-term capital appreciation. The Dreyfus Corporation (the "Manager") serves as the fund' s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., (" Mellon" ), which is a wholly-owned subsidiary of Mellon
Financial    Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

As of October 31, 2003, MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation, held the following shares of the fund:

    Class A  . . . . . . . . . . . . .80,314      Class R  . . . . . . . . . . . . . 94

                                                  Class T  . . . . . . . . . . . . . 94


The company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.


The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. The fund prices securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund received net earnings credits of $34 during the period ended October 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the

                                                                      The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $201,791 available to be applied against future net securities profits, if any, realized subsequent to April 30, 2003. If not applied, the carryover expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003 was as follows: ordinary income $6,167. The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2003, the fund did not borrow under the line of credit.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .90 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Manager has undertaken, from November 1, 2002 through April 30, 2004, that, if the fund's aggregate expenses, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1.40% of the value of the fund's average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The expense reimbursement, pursuant to the undertaking, amounted to $111,994 during the period ended October 31, 2003.

During the period ended October 31, 2003, the Distributor retained $2,849 and $12 from commissions earned on sales of the fund's Class A and T shares, respectively.

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended October 31, 2003, Class B, Class C and Class T shares were charged $326, $113 and $3, respectively, pursuant to the Plan.

(C) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2003, Class A, Class B, Class C and Class T shares were charged $2,259, $109, $38 and $3, respectively, pursuant to the Shareholder Services Plan.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2003, the fund was charged $663 pursuant to the transfer agency agreement.

The fund compensates Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2003, the fund was charged $1,686 pursuant to the custody agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $60,000, an attendance fee of $7,500 for each in-person meeting and $500 for telephone meetings. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2003, amounted to
$2,322,566    and    $2,085,679,    respectively.

At October 31, 2003, accumulated net unrealized appreciation on investments was $273,615, consisting of $280,944 gross unrealized appreciation and $7,329 gross unrealized depreciation.

At October 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


NOTES

                        For More Information

                        Dreyfus Premier Health Care Fund
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC's website at http://www.sec.gov

(c) 2003 Dreyfus Service Corporation                                  091SA1003



ITEM 2.      CODE OF ETHICS.

            Not applicable.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.      CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)      Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER OPPORTUNITY FUNDS
-  DREYFUS PREMIER HEALTH CARE FUND
-  DREYFUS PREMIER NEXTECH FUND

By:   ____________________
      Stephen E. Canter
      President

Date:  December 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/Stephen E. Canter
    ____________________
      Stephen E. Canter
      Chief Executive Officer

Date:  December 29, 2003

By:   /s/James Windels
     _____________________
      James Windels
      Chief Financial Officer

Date:  December 29, 2003

                                EXHIBIT INDEX

      (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

      (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)